Segment Information - Pre-tax income (loss) from exited business (Details) - USD ($) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative	$ 548.8		$ (532.7)		$ (1,326.7)		$ 3,652.8		$ 0.0
Net realized capital gains on funds withheld assets	57.5	[1]	118.8	[1]	161.8	[2]	749.4	[2]
Amortization of reinsurance loss					(20.4)		(19.3)		$ (23.0)
Operating Segments
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative	429.9		(532.7)		(1,085.7)		3,652.8
Net realized capital gains on funds withheld assets	66.5		118.8		165.0		749.4
Strategic review costs and impacts							74.4
Amortization of reinsurance loss	(427.7)		(42.4)		(68.7)		(56.7)
Other impacts of reinsured business	125.5		(70.0)		(138.4)		(123.1)
Total pre-tax income (loss) from exited business	194.2		(526.3)		(1,127.8)		4,296.8
Reconciling Items
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative					(228.0)		767.1
Net realized capital gains on funds withheld assets					34.7		157.4
Strategic review costs and impacts							21.2
Amortization of reinsurance loss					(14.4)		(11.9)
Other impacts of reinsured business					(29.1)		(25.9)
Total pre-tax income (loss) from exited business	$ 194.2		$ (526.3)		$ (1,127.8)		$ 4,296.8

[1]	Includes realized and unrealized gains (losses). See Note 3, Investments, for further details.
[2]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.